UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21147
Investment Company Act File Number
Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 194.2%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 12.1%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,731,120
1,745	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,296,378
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	7,855,739
2,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,733,007
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	2,791,519
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,254,440
2,100	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,211,154
3,005	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	2,322,234
3,165	Washington Township Health Care District, 5.00%, 7/1/32	2,276,585
1,000	Washington Township Health Care District, 5.00%, 7/1/37	694,800

		$25,166,976

Insured-Electric Utilities — 11.2%
$20,000	Anaheim Public Financing Authority, (Electric System District), (BHAC), (MBIA), 4.50%, 10/1/27(1)	$16,919,200
6,750	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,565,961

		$23,485,161

Insured-Escrowed/Prerefunded — 9.7%
$55	California Water Resource, (Central Valley), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29	$62,031
7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), 0.00%, 1/1/21	4,671,256
13,940	Sacramento County Airport System, (FSA), Prerefunded to 7/1/12, 5.00%, 7/1/27(1)	15,554,531

		$20,287,818

Insured-General Obligations — 43.9%
$4,260	Antelope Valley Community College District, (Election of 2004), (MBIA), 5.25%, 8/1/39(2)	$4,095,692
17,495	Arcadia Unified School District, (FSA), 0.00%, 8/1/40(3)	2,294,819
18,375	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	2,262,881
2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	1,104,561
6,030	Burbank Unified School District, (FGIC), 0.00%, 8/1/21	3,018,317
6,500	California, (AGC), 4.50%, 8/1/30(1)	5,475,405
10,000	Chabot — Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,294,700
10,000	Chabot — Las Positas, Community College District, (AMBAC), 0.00%, 8/1/36	1,712,900
10,000	Chabot — Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	1,602,300
32,755	Chabot — Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	3,305,962
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26(2)	2,941,440
10,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33	2,319,810
25,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	5,133,000
6,180	El Camino Hospital District, (MBIA), 4.45%, 8/1/36	5,005,800
7,725	Escondido, (Election of 2004), (MBIA), 4.75%, 9/1/36	6,437,629
2,060	Huntington Beach, City School District, (FGIC), (MBIA), 0.00%, 8/1/25	775,343
2,140	Huntington Beach, City School District, (FGIC), (MBIA), 0.00%, 8/1/26	749,064
2,000	Jurupa Unified School District, (FGIC), (MBIA), 0.00%, 8/1/23	834,060
2,000	Jurupa Unified School District, (FGIC), (MBIA), 0.00%, 8/1/26	669,140
7,300	Los Angeles Community College District, (Election of 2001), (FGIC), (FSA), 5.00%, 8/1/32(2)	6,922,152
3,225	Modesto, High School District, Stanislaus County, (FGIC), (MBIA), 0.00%, 8/1/24	1,303,771
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/22	4,858,000
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/23	4,534,100
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	4,100,720

Principal Amount
(000’s omitted)	Security	Value

$5,000	San Mateo County, Community College District, (FGIC), (MBIA), 0.00%, 9/1/22	$2,316,350
4,365	San Mateo County, Community College District, (FGIC), (MBIA), 0.00%, 9/1/23	1,881,752
3,955	San Mateo County, Community College District, (FGIC), (MBIA), 0.00%, 9/1/25	1,480,831
5,240	San Mateo Union High School District, (FGIC), (MBIA), 0.00%, 9/1/21	2,706,984
5,835	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	4,929,816
3,825	Union Elementary School District, (FGIC), (MBIA), 0.00%, 9/1/24	1,605,161
3,000	Ventura County, Community College District, (MBIA), 5.00%, 8/1/27	2,949,990

		$91,622,450

Insured-Hospital — 16.9%
$2,175	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34(2)	$2,098,397
19,495	California Health Facilities Financing Authority, (Sutter Health), (BHAC),(MBIA), 5.00%, 8/15/38(1)	18,680,889
10,000	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	9,313,650
3,500	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,154,742
2,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	1,916,230

		$35,163,908

Insured-Lease Revenue/Certificates of Participation — 15.6%
$11,915	California Public Works Board Lease Revenue, (California Community College), (FGIC), 4.00%, 10/1/30	$8,320,959
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	869,390
10,000	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	9,386,050
1,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	936,670
14,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	13,113,730

		$32,626,799

Insured-Other Revenue — 7.7%
$20,275	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$16,167,488

		$16,167,488

Insured-Public Education — 13.8%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$954,370
8,250	California State University, (BHAC), (FSA), 5.00%, 11/1/39(1)	7,748,441
10,750	University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	9,527,833
3,095	University of California, (FSA), 4.50%, 5/15/26(1)	2,793,114
6,690	University of California, (FSA), 4.50%, 5/15/28(1)	5,847,796
2,115	University of California, General Revenues, (BHAC), (FGIC), 4.75%, 5/15/37	1,874,503

		$28,746,057

Insured-Sewer Revenue — 6.0%
$13,350	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$12,475,842

		$12,475,842

Insured-Special Assessment Revenue — 8.5%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$4,574,362
855	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	648,868
7,000	Pomona, Public Financing Authority, (MBIA), 5.00%, 2/1/33	6,465,410
4,110	Santa Cruz County, Redevelopment Agency Tax, (MBIA), 5.00%, 9/1/35	3,244,557

Principal Amount
(000’s omitted)	Security	Value

$3,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	$2,720,730

		$17,653,927

Insured-Special Tax Revenue — 16.4%
$1,900	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/31	$1,462,753
10,355	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	7,631,117
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	826,700
75,680	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,780,483
13,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,124,206
25,980	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	2,072,944
16,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,208,592
835	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	856,468
355	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	361,500
3,595	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,431,499
1,850	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,769,895
7,000	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	5,430,880
8,425	San Jose Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	5,235,801

		$34,192,838

Insured-Transportation — 1.3%
$3,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$2,162,280
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	648,280

		$2,810,560

Insured-Water Revenue — 29.8%
$8,000	California Department of Water Resources Center, (Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	$7,787,280
7,065	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	6,233,096
5,500	Contra Costa, Water District, (FSA), 4.50%, 10/1/26(1)	4,842,530
7,750	Los Angeles Department of Water & Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,207,035
14,750	Los Angeles Department of Water and Power, (BHAC), (MBIA), 5.125%, 7/1/41(1)	14,066,780
10,000	Metropolitan Water District, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	9,667,450
7,500	San Luis Obispo County, (Nacimiento Water Project), (MBIA), 4.50%, 9/1/40	5,092,425
9,500	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28(2)	7,333,525

		$62,230,121

Lease Revenue/Certificates of Participation — 1.3%
$2,570	Sacramento City Financing Authority, 5.40%, 11/1/20	$2,671,978

		$2,671,978

Total Tax-Exempt Investments — 194.2% (identified cost $470,558,169)		$405,301,923

Other Assets, Less Liabilities — (94.2)%		$(196,624,359)

Net Assets — 100.0%		$208,677,564

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 93.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 34.1% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating rate security transactions.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	262 U.S. Treasury Bond	Short	$(32,644,681)	$(36,168,281)	$(3,523,600)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$6,425,000	4.743%	3-month USD-LIBOR-BMA	September 14, 2009 / September 14, 2039	$(2,425,208)
Merrill Lynch Capital Services, Inc.	10,337,500	4.682%	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(3,905,510)
Morgan Stanley Capital Services, Inc.	7,750,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(2,908,225)

					$(9,238,943)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$274,660,087

Gross unrealized appreciation	$2,384,606
Gross unrealized depreciation	(68,252,770)

Net unrealized depreciation	$(65,868,164)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(3,523,600)
Level 2	Other Significant Observable Inputs	405,301,923	(9,238,943)
Level 3	Significant Unobservable Inputs	—	—

Total		$405,301,923	$(12,762,543)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 25, 2009